Real Estate Activity (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Real Estate Investments, Net [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the purchase price allocation based on that report (in thousands):

Amount
Assets:
Land and improvements	$269,140
Building and improvements	574,173
Intangible lease assets	93,506
Cash	5,930
Accounts receivable and other assets	42,426
Management contracts	58,000
Goodwill	29,066
Total assets acquired	1,072,241
Liabilities:
Accounts payable and other liabilities	48,342
Acquired below-market leases	49,109
Total liabilities acquired	97,451
Net assets acquired	$974,790

Our real estate asset acquired during the six months ended June 30, 2018, was as follows (dollars in thousands):

Property Name	Location	Anchor Tenant	Acquisition Date	Purchase Price	Square Footage	Leased % of Rentable Square Feet at Acquisition
Shoppes of Lake Village	Leesburg, FL	Publix	2/26/2018	$8,423	135.437	71.3%

During the six months ended June 30, 2017, we acquired the following real estate assets (dollars in thousands):

Property Name	Location	Anchor Tenant	Acquisition Date	Purchase Price	Square Footage	Leased % of Rentable Square Feet at Acquisition
Atwater Marketplace	Atwater, CA	Save Mart	2/10/2017	$15,041	96,224	94.6%
Rocky Ridge Station(1)	Roseville, CA	Sprouts	4/18/2017	37,271	93,337	96.3%
Greentree Station	Racine, WI	Pick ‘n Save	5/5/2017	12,309	82,659	90.3%
Titusville Station	Titusville, FL	Publix	6/15/2017	13,817	117,507	71.7%
Sierra Station(1)	Corona, CA	Ralph’s	6/20/2017	29,137	110,904	94.0%

(1)	The purchase price includes debt assumed as part of the acquisition.

The following table summarizes the purchase price allocation based on that report (in thousands):

Amount
Assets:
Land and improvements	$269,140
Building and improvements	574,154
Intangible lease assets	93,506
Cash	5,930
Accounts receivable and other assets	42,426
Management contracts	58,000
Goodwill	29,085
Total assets acquired	1,072,241
Liabilities:
Accounts payable and other liabilities	48,342
Acquired below-market leases	49,109
Total liabilities acquired	97,451
Net assets acquired	$974,790
For the years ended December 31, 2017 and 2016, we allocated the purchase price of acquisitions unrelated to the PELP transaction, including acquisition costs for 2017, to the fair value of the assets acquired and liabilities assumed as follows (in thousands):

	2017	2016
Land and improvements	$47,556	$78,908
Building and improvements	130,482	140,145
Acquired in-place leases	17,740	21,506
Acquired above-market leases	1,314	3,559
Acquired below-market leases	(5,736)	(10,198)
Total assets and lease liabilities acquired	191,356	233,920
Less: Fair value of assumed debt at acquisition	30,831	33,326
Net assets acquired	$160,525	$200,594

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination
The fair value and weighted-average amortization periods for the intangible assets and liabilities acquired in the PELP transaction as of the transaction date were as follows (dollars in thousands, useful life in years):

	Fair Value	Weighted-Average Useful Life
Management contracts	$58,000	5
Acquired in-place leases	83,305	9
Acquired above-market leases	10,201	7
Acquired below-market leases	(49,109)	13

The fair value at acquisition and weighted-average amortization periods for in-place, above-market, and below-market lease intangibles acquired as part of the above transactions during the six months ended June 30, 2018 and 2017, are as follows (dollars in thousands, weighted-average useful life in years):

	2018		2017
	Fair Value	Weighted-Average Useful Life	Fair Value	Weighted-Average Useful Life
Acquired in-place leases	$946	6	$9,611	13
Acquired above-market leases	74	3	850	7
Acquired below-market leases	(457)	16	(2,622)	20

The fair value and weighted-average amortization periods for the intangible assets and liabilities acquired in the PELP transaction are as follows (dollars in thousands, useful life in years):

	Fair Value	Weighted-Average Useful Life
Management contracts	$58,000	5
Acquired in-place leases	83,305	9
Acquired above-market leases	10,201	7
Acquired below-market leases	(49,109)	13

Schedule of Real Estate Assets Disposed
Our real estate assets disposed of during the six months ended June 30, 2018, were as follows (dollars in thousands):

Property Name	Location	Anchor Tenant	Disposition Date	Sale Price	Gain	Square Footage
Lakeshore Crossing	Gainesville, GA	Lowe’s	5/15/2018	$9,270	$208	123,948
Lake Wales Station	Lake Wales, FL	CVS	5/30/2018	4,100	777	11,220